Acquisition of Alternative Solutions (Details) - Schedule of Business Acquisitions, by Acquisition - USD ($)	Jun. 27, 2018	Nov. 30, 2020	May 31, 2020	May 31, 2019
Schedule of Business Acquisitions, by Acquisition [Abstract]
Initial purchase price	$ 2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	27,975,650
Net tangible assets	595,151
Intangible assets	1,637,600
Goodwill	$ 25,742,899	$ 557,896	$ 557,896	$ 25,742,899